Financial Commitments and Contingent Liabilities - Disclosure of Future Minimum Operating Lease Payments (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	£ 6,597	£ 7,160
2018 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments		650
2019 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	600	610
2020 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	550	558
2021 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	513	532
2022 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	486	505
2023 [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	463	475
Thereafter [Member]
Disclosure Of Operating Leases Future Minimum Payments [Line Items]
Future minimum operating lease payments	£ 3,985	£ 3,830